BASIS OF PRESENTATION OF THE CONSOLIDATED CARVE-OUT FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION OF THE CONSOLIDATED CARVE-OUT FINANCIAL STATEMENTS

2.	BASIS OF PRESENTATION OF THE CONSOLIDATED CARVE-OUT FINANCIAL STATEMENTS

The accompanying consolidated carve-out financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and pursuant to the interpretations issued by Interpretation Committee of the IASB (“IFRIC”). Note 3 includes a detailed description of the most significant accounting policies used consistently to prepare these consolidated carve-out financial statements.

The consolidated carve-out financial statements were approved by the board of directors on April 28, 2023.

The financial statements as of and for the years ended December 31, 2022 and 2021 are consolidated carve-out financial statements. The financial statements as of December 31, 2020 are combined carve-out financial statements. They were considered “combined” financial statements because they reflected the combined results of Parent, SEJO and the entities that were subject to the Restructuring, until the effectiveness of the Exchange on November 29, 2021.

The Restructuring was treated as a reorganization of entities under common control, which is outside of the scope of IFRS 3 (Business Combinations), as such entities were under the common control and managed by the Codere Group. Accordingly, the Codere Group made an accounting policy choice to present business combinations under common control using the “predecessor accounting method” or “pooling of interest method”, which involves the following:

●	The assets and liabilities of the entities subject to the Restructuring were reflected at their carrying amounts in Codere Group’s consolidated carve-out financial statements. No adjustments were made to reflect fair values or recognize any new assets or liabilities at the Exchange Effective Time (means 10:00 a.m. New York time on November 29, 2021) that would otherwise be done under the acquisition method.

●	Any difference between the consideration paid/transferred and the aggregate book value of the assets and liabilities of the entities subject to the Restructuring as of the Exchange Effective Time was reflected as an adjustment to equity.

●	Include all revenues, expenses, assets and liabilities attributed to the online business as part of the Restructuring.

●	Under the pooling of interest method, each of the entities subject to the Restructuring is accounted for as if it had always been part of the Group.

The consolidated carve-out financial statements are considered “carve-out” financial statements because the 2022 and 2021 income statements and statements of cash flows include carved-out results related to the online businesses of certain entities of the Codere Group. In 2021, these entities and/or businesses were transferred to, and became wholly owned subsidiaries of SEJO, which became in turn a subsidiary of Parent upon consummation of the Exchange, except as described herein with respect to (i) Colombia, Panama and the City of Buenos Aires (Argentina), where Restructuring Agreements were entered into, and (ii) Mexico, where Codere Online operates under an “Asociación en Participación” or “AenP”, and except for the online business results carved out from Iberagen, S.A. to be presented in the relevant financial statements of Codere Group, until the incorporation of Codere Online Argentina, S.A. in July 18, 2022.

Additionally, as explained in greater detail in Note 1, the Merger was completed on November 30, 2021 and DD3 became a part of Codere Online. The Merger was not considered a business combination under IFRS 3 (Business Combinations), but rather it was accounted for under IFRS 2 (Share-based Payment), as DD3 was not considered to be a business under IFRS 3. Therefore, the accounting of the Merger in the Annual Financial Statements is as follows:

●	To reflect the combination, the equity of DD3 was eliminated and the equity of the Company stayed as the accounting acquirer.

●	The difference in the fair value of the ordinary shares transferred to holders of DD3 common stock in excess of the fair value of the net assets contributed by DD3’s shareholders represented a service cost for the listing of ordinary shares of the Company, amounting to €35.8 million and was accounted for as a share-based payment in accordance with IFRS 2.

●	The cost of the service, which is a non-cash expense, was €35.8 million and was accounted for as an expense for the Company at the time of the consummation of the Business Combination (Note 9).

Transaction costs incurred in connection with the consummation of the Business Combination amounted to a total of €16.4 million, of which (i) DD3 incurred €6.8 million, which were accounted for as a reduction in cash and cash equivalents and a corresponding reduction in share premium of Parent in the consolidated carve-out financial statements of Codere Online for the year ended December 31, 2021 and (ii) SEJO incurred €9.6 million, of which €3.0 million were assumed by the Codere Group, and which were reflected as an increase in other operating expenses and as a combination of a reduction in cash and cash equivalents and an increase in share premium of Parent in the consolidated carve-out financial statements of Codere Online from the year ended December 31, 2021. For more information see Note 2 to the Annual Financial Statements.

Changes in perimeter

As of 30 December, 2022, the Italian operating entity (Codere Scommese S.R.L.) was sold. The Malta operating entity (Codere Online Operator LTD) and the Malta and Gibraltar supporting entities (Codere Online Management Services LTD and Codere (Gibraltar) Marketing Services LTD, respectively) will be liquidated in 2023 as detailed in the Events After the Reporting Date Note (Note 18).